Vessels in Operation (Tables)	6 Months Ended
Jun. 30, 2019
Vessels In Operation [Member]
Vessels

	Vessel	Drydocking	Total
		(in thousands)
Cost
December 31, 2018	$2,057,370	$31,908	$2,089,278
Additions	1,396	5,160	6,556
Disposal	—	(3,249)	(3,249)

June 30, 2019	$2,058,766	$33,819	$2,092,585

Accumulated Depreciation
December 31, 2018	$400,517	$17,896	$418,413
Charge for the period	33,925	3,741	37,666
Disposal	—	(3,249)	(3,249)

June 30, 2019	$434,442	$18,388	$452,830

Net Book Value
December 31, 2018	$1,656,853	$14,012	$1,670,865

June 30, 2019	$1,624,324	$15,431	$1,639,755